Deferred income	9 Months Ended
Sep. 30, 2023
Deferred income
Deferred income

11. Deferred income
The following table summarizes details of deferred income at September 30, 2023 and December 31, 2022. The nature of the deferred income is described in Note 13.

	September 30,	December 31,
	2023	2022
	€1,000	€1,000

Eli Lilly up-front payment and equity consideration: current portion	16,409	5,641
Eli Lilly up-front payment and equity consideration: non-current portion	51,598	65,569
Total deferred income	68,007	71,210